UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (88.5%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		$115,000	$117,300

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		945,000	963,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		1,595,000	1,632,881

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024		115,000	118,450

			2,832,531
Automotive (1.1%)

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		925,000	906,500

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		1,520,000	1,531,400

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,690,000	2,885,563

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		280,000	263,757

Navistar International Corp. sr. notes 8 1/4s, 2021		1,224,000	1,060,290

			6,647,510
Basic materials (9.4%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		1,815,000	1,805,925

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		920,000	1,071,800

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		405,000	372,600

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)		1,030,000	955,325

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		970,000	1,010,013

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		755,000	766,325

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		945,000	989,888

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,279,538

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		825,000	783,750

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		430,000	436,450

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		300,000	286,500

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)		1,050,000	973,875

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		515,000	440,325

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		765,000	665,550

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		1,530,000	1,472,625

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		2,410,000	2,337,700

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		1,295,000	1,317,663

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		455,000	386,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		725,000	505,688

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		981,000	703,868

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,006,000	719,290

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		785,000	837,988

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		1,240,000	1,419,800

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		1,435,000	1,474,463

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020		195,000	181,838

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		2,620,000	2,358,000

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,445,000	1,416,100

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		1,005,000	954,750

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		245,000	245,000

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		700,000	554,750

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,540,000	1,628,550

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		1,285,000	1,323,550

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021		2,174,000	1,854,694

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		2,174,000	22

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		855,000	820,800

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		1,085,000	1,082,301

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		770,000	743,050

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		2,010,000	2,065,275

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022		1,425,000	1,380,469

PQ Corp. 144A sr. notes 8 3/4s, 2018		920,000	959,100

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		385,000	413,875

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		1,910,000	1,742,875

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		1,225,000	1,214,281

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		420,000	423,150

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		355,000	366,538

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		720,000	736,200

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		710,000	718,428

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022		505,000	505,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		925,000	1,153,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		270,000	278,775

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		475,000	461,344

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		285,000	279,443

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		2,017,000	1,926,235

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,190,000	1,065,050

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023		400,000	398,000

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		330,000	344,025

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		1,060,000	1,054,700

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		2,150,000	1,999,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		1,248,000	1,287,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		1,020,000	1,032,750

			57,983,055
Broadcasting (3.2%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,535,000	1,584,888

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,255,000	2,329,415

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		935,000	776,050

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		256,000	264,320

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,940,000	2,006,057

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		1,700,000	1,506,625

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		1,975,000	1,858,969

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		565,000	572,063

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		405,000	402,975

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		1,515,000	1,545,300

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		60,000	60,300

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		1,440,000	1,369,800

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		470,000	482,925

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		1,370,000	1,424,800

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		925,000	952,750

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		1,030,000	1,017,125

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,060,000	1,067,950

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		380,000	368,600

			19,590,912
Building materials (0.7%)

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021		715,000	748,069

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		1,115,000	1,115,000

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		575,000	577,875

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,350,000	1,446,188

Owens Corning company guaranty sr. unsec. notes 9s, 2019		384,000	455,359

			4,342,491
Cable television (3.5%)

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		760,000	722,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	508,775

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	565,635

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		625,000	653,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		235,000	237,056

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		1,410,000	1,410,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		750,000	789,375

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		1,455,000	1,333,144

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		1,295,000	1,201,760

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		415,000	433,675

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		960,000	874,800

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)		1,920,000	1,920,000

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)		2,260,000	2,260,000

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	275,000	314,763

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		$1,370,000	1,388,495

Unitymedia GmbH 144A company guaranty sr. unsec. notes 6 1/8s, 2025 (Germany)		1,420,000	1,441,300

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		1,393,000	1,396,483

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		540,000	560,250

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		666,000	685,980

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		2,955,000	3,058,425

			21,755,041
Capital goods (7.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		3,338,000	3,454,830

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		995,000	1,109,425

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		575,000	586,500

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		1,190,000	1,160,250

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		799,000	799,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		1,130,000	1,132,825

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		1,325,000	1,255,438

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		470,000	439,450

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		490,000	409,150

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)		1,070,000	810,525

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		1,755,000	1,903,127

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		780,000	863,850

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,455,000	1,484,100

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		3,115,000	2,554,300

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		785,000	810,513

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,690,000	1,656,200

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		2,158,000	2,895,609

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		1,830,000	1,951,902

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,380,000	1,131,600

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		1,275,000	1,287,750

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,573,000	1,569,068

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		1,210,000	1,107,150

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025		1,027,000	1,027,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		1,570,000	1,585,700

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		1,571,000	1,633,840

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		562,000	590,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		385,000	396,069

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,375,000	1,416,030

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)		400,000	426,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,007,000	1,039,728

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		1,580,000	1,595,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		1,305,000	1,389,825

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		550,000	537,625

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		1,070,000	1,048,761

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		1,845,000	1,748,138

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		1,130,000	1,094,688

			45,901,866
Commercial and consumer services (0.6%)

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		545,000	511,047

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		1,545,000	1,556,588

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		532,000	562,590

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		1,220,000	1,195,600

			3,825,825
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,030,000	978,500

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		90,000	96,300

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		110,000	116,463

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		805,000	829,150

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		670,000	696,800

			2,717,213
Consumer staples (5.5%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		1,020,000	1,017,450

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		2,149,000	2,234,960

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		665,000	655,856

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		575,000	577,156

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		1,900,000	1,957,000

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		1,875,000	1,771,875

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		785,000	785,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		3,555,000	3,510,563

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	473,525

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,430,000	1,576,575

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,360,000	2,312,800

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		380,000	380,950

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		1,100,000	1,109,625

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,815,000	1,143,450

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,236,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		480,000	501,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		505,000	522,675

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,815,000	1,939,781

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		670,000	685,075

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		1,385,000	1,374,613

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		1,765,000	1,747,350

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023		1,460,000	1,498,325

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		540,000	581,850

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		450,000	443,250

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025		1,025,000	986,563

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		740,000	754,800

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,395,000	1,217,138

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		675,000	697,781

			33,693,736
Energy (9.2%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		1,290,000	1,167,721

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		805,000	732,550

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		1,650,000	1,518,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		1,120,000	934,662

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		180,000	153,711

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		770,000	515,900

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		2,435,000	1,805,553

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		1,015,000	799,110

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,715,000	780,325

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		1,476,000	889,290

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		820,000	658,050

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		1,175,000	875,974

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		920,000	667,000

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		40,000	30,975

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,085,000	716,100

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,415,000	1,430,919

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		555,000	548,063

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		947,000	930,428

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,035,000	740,025

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	657,938

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		980,000	698,250

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		1,017,000	361,035

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022		1,745,000	1,387,275

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021		255,000	204,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		700,000	637,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		300,000	269,250

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020		620,000	468,023

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		2,205,000	2,144,363

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023		840,000	781,200

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		3,669,000	1,210,770

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		715,000	627,413

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		1,195,000	1,263,713

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022		430,000	437,525

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		805,000	696,406

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,615,000	678,300

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		1,435,000	287,000

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		895,000	342,338

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		3,145,000	1,226,550

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,515,000	1,488,488

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,058,624

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		805,000	748,650

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		730,000	591,300

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021		460,000	370,300

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		2,187,000	1,815,210

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		1,255,000	586,713

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,035,000	476,100

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		850,000	170,000

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		1,345,000	269,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		795,000	723,450

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		810,000	724,950

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023		165,000	160,256

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		1,445,000	1,452,225

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		900,000	879,750

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		430,000	442,900

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		690,000	700,350

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)		2,795,000	6,988

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		1,590,000	1,081,200

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		780,000	717,600

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		850,000	845,750

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		910,000	400,400

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		1,585,000	1,220,450

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		540,000	523,800

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	268,800

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	420,000	249,012

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$455,000	263,900

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		680,000	408,000

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,670,000	1,438,288

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		2,365,000	2,116,675

Williams Cos., Inc. (The) notes 7 3/4s, 2031		968,000	1,020,269

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	368,960

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		610,000	621,814

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,540,000	1,451,450

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		855,000	722,475

			56,656,802
Entertainment (1.9%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		895,000	908,425

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025		805,000	800,975

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		430,000	436,450

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		835,000	835,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		950,000	926,250

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		140,000	148,050

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		1,315,000	1,361,025

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		640,000	659,200

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		980,000	942,025

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		1,255,000	1,242,450

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		705,000	709,406

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,420,000	2,456,300

			11,425,556
Financials (9.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,990,000	1,965,125

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		2,905,000	3,439,433

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	930,150

American International Group, Inc. jr. sub. FRB 8.175s, 2058		1,265,000	1,669,800

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		800,000	860,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		635,000	654,050

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		475,000	479,526

CIT Group, Inc. sr. unsec. notes 5s, 2023		975,000	984,750

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	858,731

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,630,200

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		468,000	491,985

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		1,645,000	945,875

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		725,000	747,656

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		765,000	787,950

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		760,000	890,150

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,005,000	366,825

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		1,030,000	1,022,275

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		625,000	640,625

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)		465,000	492,900

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		220,000	209,000

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		1,450,000	812,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,010,000	2,509,988

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		580,000	606,100

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		1,062,000	1,062,000

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		710,000	358,053

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		315,000	308,700

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		1,995,000	1,990,013

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		1,280,000	1,324,608

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,545,000	1,560,836

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		875,000	1,019,375

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	925,000	2,458,423

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$450,000	469,688

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		645,000	683,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		945,000	893,025

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		1,620,000	1,427,625

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		1,465,000	1,545,575

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019		880,000	800,800

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		680,000	710,600

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		1,115,000	1,154,025

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		393,000	392,018

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		1,060,000	975,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,564,000	1,474,070

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		300,000	314,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		575,000	588,513

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		3,240,000	4,066,200

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		1,030,000	1,032,575

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		665,000	663,338

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		1,140,000	1,242,600

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		450,000	456,750

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,223,000	1,224,529

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,170,000	949,163

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		1,265,000	1,227,050

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		1,235,000	1,123,850

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		875,000	850,938

			58,343,184
Gaming and lottery (2.8%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		915,000	940,163

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,000,000	1,063,750

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		1,360,000	1,349,800

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,015,000	1,573,740

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$1,120,000	1,153,600

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		2,255,000	2,288,825

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		753,000	785,003

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		2,890,000	3,063,400

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		510,000	474,300

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		3,305,000	3,032,338

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		470,000	350,150

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		1,015,000	1,037,838

			17,112,907
Health care (8.3%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		1,675,000	1,729,438

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		860,000	864,300

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		1,335,000	1,366,706

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		1,610,000	1,622,075

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		1,125,000	1,139,760

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		580,000	595,950

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		380,000	389,025

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		365,000	387,926

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		1,710,000	1,757,025

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		1,078,000	1,122,468

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		2,195,000	1,961,781

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		1,812,000	1,889,010

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		1,949,000	1,992,853

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023		950,000	954,750

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		925,000	950,438

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)		1,060,000	1,102,400

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022		1,625,000	1,680,859

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		400,000	406,000

HCA, Inc. sr. notes 6 1/2s, 2020		2,110,000	2,342,100

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	469,450

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022		805,000	820,094

Horizon Pharma Financing, Inc. 144A sr. unsec. notes 6 5/8s, 2023		460,000	474,950

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		1,025,000	1,050,625

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		2,000,000	2,095,000

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		1,165,000	1,156,263

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		1,095,000	1,127,950

Service Corporation International sr. unsec. notes 7s, 2017		205,000	220,375

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		1,255,000	1,297,796

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		1,835,000	1,908,400

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		1,940,000	2,034,575

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		905,000	923,082

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024		505,000	506,263

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		575,000	577,875

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		635,000	685,800

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		2,115,000	2,263,050

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		340,000	346,588

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020		1,325,000	1,332,288

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		250,000	258,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	291,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		135,000	137,363

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		640,000	644,800

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025		1,225,000	1,264,813

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023		1,370,000	1,400,825

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020		1,305,000	1,324,575

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		2,205,000	2,312,494

			51,180,108
Homebuilding (2.6%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,555,000	1,551,113

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		1,150,000	1,121,480

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		1,805,000	1,881,713

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,010,000	1,004,950

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		1,290,000	1,318,380

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		1,415,000	1,462,756

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		917,000	884,905

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,140,000	1,319,550

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		125,000	122,813

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		815,000	865,938

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024		585,000	599,625

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		710,000	696,688

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		1,110,000	1,115,550

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		1,750,000	1,723,750

			15,669,211
Lodging/Tourism (0.7%)

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		550,000	585,750

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		1,330,000	1,336,650

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		320,000	357,504

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,975,000	1,876,250

			4,156,154
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		1,695,000	1,720,425

			1,720,425
Miscellaneous (0.2%)

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,130,000	1,119,830

			1,119,830
Regional Bells (—%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		180,000	164,322

			164,322
Retail (2.8%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		1,491,000	1,468,635

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		985,000	640,250

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		510,000	534,225

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		360,000	377,100

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)		495,000	509,850

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		930,000	943,950

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		240,000	219,600

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,295,000	1,087,800

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,835,000	1,708,844

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		620,000	662,625

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,223,850

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		2,185,000	2,337,950

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021		910,000	960,050

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		1,770,000	1,823,100

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,310,000	1,313,275

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		1,020,000	1,049,325

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		270,000	274,725

			17,135,154
Technology (4.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		1,170,000	1,225,575

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		1,965,000	2,097,638

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,690,000	1,123,850

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		3,135,000	2,813,663

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		960,000	933,600

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021		2,000	2,210

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021		1,581,000	1,780,997

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		636,000	669,390

First Data Corp. 144A sr. notes 5 3/8s, 2023		1,135,000	1,149,188

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		475,000	478,563

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		1,330,000	1,389,850

Infor US, Inc. 144A sr. notes 5 3/4s, 2020		397,000	397,993

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		2,415,000	2,264,063

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		1,620,000	1,656,450

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		1,525,000	1,502,125

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		1,615,000	1,505,988

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		1,430,000	1,437,150

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		2,115,000	2,115,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		412,000	357,410

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022		1,525,000	1,631,750

			26,532,453
Telecommunications (5.7%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		605,000	601,975

Altice Financing SA 144A company guaranty sr.notes 7 7/8s, 2019 (Luxembourg)		690,000	722,775

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		655,000	645,175

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		4,025,000	3,924,329

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		1,965,000	2,055,881

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		500,000	513,125

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		925,000	855,625

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		2,185,000	2,004,738

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		695,000	673,281

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		1,345,000	988,575

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		2,025,000	1,517,231

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		565,000	563,588

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		455,000	478,888

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		1,155,000	1,209,863

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,331,000	1,335,712

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		390,000	423,150

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,414,245

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		945,000	986,344

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,575,000	3,074,500

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		370,000	365,375

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		1,535,000	1,709,606

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		3,150,000	3,027,938

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		2,955,000	2,873,738

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		2,355,000	2,225,475

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		960,000	981,600

			35,172,732
Telephone (1.7%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		455,000	442,488

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		375,000	374,066

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		280,000	294,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		695,000	726,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,055,000	2,137,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		1,300,000	1,328,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		1,167,000	1,206,386

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,195,000	2,260,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		435,000	443,478

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,055,000	859,836

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		745,000	546,763

			10,620,642
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		1,405,000	1,440,125

			1,440,125
Transportation (0.7%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		1,990,000	1,870,600

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		2,295,000	2,336,081

			4,206,681
Utilities and power (5.2%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		520,000	600,938

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		3,245,000	3,050,300

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,345,718

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		660,000	620,400

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		2,850,000	2,760,938

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		605,000	647,350

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		370,000	388,963

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		1,185,000	1,185,415

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		401,000	411,025

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		160,000	165,600

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		1,335,000	1,384,228

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		1,100,000	1,144,880

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		765,000	921,120

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		404,647	432,467

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		992,000	1,062,700

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		105,000	89,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		430,000	395,600

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,515,000	2,420,688

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		740,000	621,600

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		1,715,000	1,492,050

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		740,000	699,300

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	365,275

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,010,000	3,107,825

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		760,000	731,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,240,000	1,276,034

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,079,064

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		835,000	817,979

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		1,515,000	1,477,125

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		745,000	342,700

			32,038,032

Total corporate bonds and notes (cost $572,726,968)			$543,984,498

SENIOR LOANS (5.1%)(a)(c)
		Principal amount	Value

Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		$1,425,000	$1,398,281

			1,398,281
Consumer cyclicals (3.4%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		1,910,000	1,903,733

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		3,398,849	3,217,578

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017		691,525	637,932

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		2,529,450	2,200,622

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		1,872,735	1,855,567

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,395,457	883,324

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.94s, 2019		1,534,000	1,347,363

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		670,000	528,463

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		1,798,609	1,792,506

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022		795,000	794,245

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		1,140,000	1,127,175

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		752,432	743,732

ROC Finance, LLC bank term loan FRN 5s, 2019		1,439,714	1,364,129

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		460,000	450,800

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		927,652	907,552

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		888,279	857,189

			20,611,910
Consumer staples (0.5%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		1,407,188	1,369,662

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		990,000	887,700

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		815,000	814,746

			3,072,108
Energy (0.1%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		1,380,000	512,900

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		596,275	269,814

			782,714
Financials (0.1%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		264,226	269,510

			269,510
Health care (0.2%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		525,000	523,688

Concordia Healthcare Corp. bank term loan FRN Ser. B, 4 3/4s, 2022 (Canada)		475,000	474,604

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		317,519	313,833

			1,312,125
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		1,448,219	1,236,870

			1,236,870
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022		965,000	948,113

			948,113
Utilities and power (0.2%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.674s, 2017		3,273,299	1,477,076

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.674s, 2017		33,594	15,159

			1,492,235

Total senior loans (cost $35,471,987)			$31,123,866

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$1,028,000	$1,172,563

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018		449,000	620,462

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		399,000	301,744

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		727,000	678,382

Total convertible bonds and notes (cost $2,562,159)			$2,773,151

SHORT-TERM INVESTMENTS (3.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	23,338,099	$23,338,099

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)		171,000	170,862

Total short-term investments (cost $23,508,975)			$23,508,961

TOTAL INVESTMENTS

Total investments (cost $634,270,089)(b)			$601,390,476

FORWARD CURRENCY CONTRACTS at 8/31/15 (aggregate face value $11,635,435) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	10/21/15	$176,095	$184,337	$8,242
	Euro	Sell	9/16/15	3,258,257	3,187,900	(70,357)
Barclays Bank PLC
	Canadian Dollar	Sell	10/21/15	591,898	619,637	27,739
Credit Suisse International
	British Pound	Buy	9/16/15	541,633	538,094	3,539
	Euro	Buy	9/16/15	329,866	322,739	7,127
Goldman Sachs International
	Euro	Buy	9/16/15	594,859	598,516	(3,657)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	10/21/15	277,329	290,315	(12,986)
	Euro	Buy	9/16/15	403,382	394,808	8,574
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/21/15	1,328,047	1,390,179	62,132
	Euro	Buy	9/16/15	910,359	890,130	20,229
UBS AG
	British Pound	Sell	9/16/15	2,523,889	2,506,844	(17,045)
	Euro	Buy	9/16/15	709,903	711,936	(2,033)

Total						$31,504

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
EMTN	Euro Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $614,889,007.
(b)	The aggregate identified cost on a tax basis is $635,767,014, resulting in gross unrealized appreciation and depreciation of $10,845,632 and $45,222,170, respectively, or net unrealized depreciation of $34,376,538.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$40,611,944	$174,083,656	$191,357,501	$13,087	$23,338,099
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $91,217 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $89,262 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $170,862 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	—	2,773,151	—
Corporate bonds and notes	—	543,984,476	22
Senior loans	—	31,123,866	—
Short-term investments	23,338,099	170,862	—

Totals by level	$23,338,099	$578,052,355	$22

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$31,504	$—

Totals by level	$—	$31,504	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$137,582	$106,078

Total	$137,582	$106,078

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$11,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	8,242	27,739	10,666	—	8,574	82,361	—	137,582

	Total Assets	$8,242	$27,739	$10,666	$—	$8,574	$82,361	$—	$137,582

	Liabilities:
	Forward currency contracts#	70,357	—	—	3,657	12,986	—	19,078	106,078

	Total Liabilities	$70,357	$—	$—	$3,657	$12,986	$—	$19,078	$106,078

	Total Financial and Derivative Net Assets	$(62,115)	$27,739	$10,666	$(3,657)	$(4,412)	$82,361	$(19,078)	$31,504
	Total collateral received (pledged)##†	$(62,115)	$—	$—	$—	$—	$—	$—
	Net amount	$—	$27,739	$10,666	$(3,657)	$(4,412)	$82,361	$(19,078)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015